Borrowings (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Bonds
Borrowings		R$ 23,361,421	R$ 23,331,067
Foreign currency
Bonds
Borrowings		R$ 22,141,580	18,176,310
Foreign currency | Bonds 1
Bonds
Issue date		September-2006
Issue amount US$		R$ 275,000
Maturity		January-2017
Interest (% per year)		8.00%
Borrowings			188,325
Foreign currency | Bonds 2
Bonds
Issue date		June-2008
Issue amount US$		R$ 500,000
Maturity		June-2018
Interest (% per year)		7.25%
Borrowings		R$ 440,274	433,766
Foreign currency | Bonds 3
Bonds
Issue date		May-2010
Issue amount US$		R$ 400,000
Maturity		May-2020
Interest (% per year)		7.00%
Borrowings		R$ 159,341	156,985
Foreign currency | Bonds 4
Bonds
Issue date		May-2010
Issue amount US$		R$ 350,000
Maturity		May-2020
Interest (% per year)		7.00%
Borrowings		R$ 1,169,732	1,152,440
Foreign currency | Bonds 5
Bonds
Issue date		October-2010
Issue amount US$		R$ 450,000
Maturity		no maturity date
Interest (% per year)		7.38%
Borrowings		R$ 1,514,826	1,492,434
Foreign currency | Bonds 6
Bonds
Issue date		April-2011
Issue amount US$		R$ 750,000
Maturity		April-2021
Interest (% per year)		5.75%
Borrowings		R$ 2,502,351	2,465,361
Foreign currency | Bonds 7
Bonds
Issue date		July-2011
Issue amount US$		R$ 500,000
Maturity		July-2041
Interest (% per year)		7.13%
Borrowings		R$ 1,705,722	1,680,507
Foreign currency | Bonds 8
Bonds
Issue date		February-2012
Issue amount US$		R$ 250,000
Maturity		April-2021
Interest (% per year)		5.75%
Borrowings		R$ 836,907	824,535
Foreign currency | Bonds 9
Bonds
Issue date		February-2012
Issue amount US$		R$ 250,000
Maturity		no maturity date
Interest (% per year)		7.38%
Borrowings		R$ 841,570	829,130
Foreign currency | Bonds 10
Bonds
Issue date		May-2012
Issue amount US$		R$ 500,000
Maturity		May-2022
Interest (% per year)		5.38%
Borrowings		R$ 1,668,323	1,643,662
Foreign currency | Bonds 11
Bonds
Issue date		July-2012
Issue amount US$		R$ 250,000
Maturity		July-2041
Interest (% per year)		7.13%
Borrowings		R$ 852,861	840,254
Foreign currency | Bonds 12
Bonds
Issue date		February-2014
Issue amount US$	[1]	R$ 500,000
Maturity		February-2024
Interest (% per year)		6.45%
Borrowings		R$ 1,697,859	1,672,760
Foreign currency | Bonds 13
Bonds
Issue date		May-2014
Issue amount US$	[2]	R$ 250,000
Maturity		February-2024
Interest (% per year)		6.45%
Borrowings		R$ 848,929	836,380
Foreign currency | Bonds 14
Bonds
Issue date		October-2017
Issue amount US$	[3]	R$ 500,000
Maturity		January-2023
Interest (% per year)		3.50%
Borrowings		R$ 1,667,025
Foreign currency | Bonds 15
Bonds
Issue date		October-2017
Issue amount US$	[4]	R$ 1,250,000
Maturity		January-2028
Interest (% per year)		4.50%
Borrowings		R$ 4,176,868
Foreign currency | Bonds
Bonds
Issue amount US$		6,975,000
Borrowings		R$ 20,082,588	R$ 14,216,539

[1]	Effective interest rate including transaction costs is 7.78% p.a.
[2]	Effective interest rate including transaction costs is 7.31% p.a.
[3]	Effective interest rate including transaction costs is 3.64% p.a.
[4]	Effective interest rate including transaction costs is 4.65% p.a.